Restricted cash	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
3. Restricted cash

Restricted cash consisted of US dollar money market securities which are periodically deposited by NXT with financial institutions as security in order for these institutions to issue bank letters of credit for the benefit of NXT’s clients. These letters of credit are related to contractual performance requirements on certain SFD® survey contracts.